PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN COMPUTING BENEFIT OBLIGATIONS (Details)	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	3.80%
Rate of increase in compensation levels	3.80%	3.80%
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	3.80%